Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2018	2019
Due from charterers	788	1,767
VAT receivable	103	26
Accrued income	6,547	1,646
Insurance claims	162	1,099
Other receivables	6,211	2,609
Total	13,811	7,147